CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) (Parenthetical) - ¥ / shares	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Dividends per share	¥ 20.00	¥ 15.00	¥ 20.00	¥ 15.00